UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA SHORT-TERM BOND FUND - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2006

 [LOGO OF USAA]
     USAA(R)

                                 USAA SHORT-TERM
                                    BOND Fund

                                          [GRAPHIC OF USAA SHORT-TERM BOND FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    OCTOBER 31, 2006

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                              COUPON                               VALUE
    (000)    SECURITY                                                    RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (39.8%)

             CONSUMER DISCRETIONARY (2.2%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.4%)
  $ 2,000    DaimlerChrysler, N.A. Holding Corp., MTN                    5.87%(a)      9/10/2007         $  2,005
                                                                                                         --------
             BROADCASTING & CABLE TV (0.7%)
    2,000    Cox Enterprises, Inc., Notes(b)                             8.00          2/15/2007            2,010
    1,000    Univision Communications, Inc., Senior Notes                3.50         10/15/2007              974
                                                                                                         --------
                                                                                                            2,984
                                                                                                         --------
             CASINOS & GAMING (0.5%)
    2,000    Harrah's Operating Co., Inc., Guaranteed Senior Notes       7.13          6/01/2007            2,010
                                                                                                         --------
             HOME IMPROVEMENT RETAIL (0.4%)
    2,000    Home Depot, Inc., Senior Notes                              5.20          3/01/2011            2,008
                                                                                                         --------
             HOUSEHOLD APPLIANCES (0.2%)
    1,000    Stanley Works, Notes                                        3.50         11/01/2007              981
                                                                                                         --------
             Total Consumer Discretionary                                                                   9,988
                                                                                                         --------
             CONSUMER STAPLES (0.9%)
             -----------------------
             DRUG RETAIL (0.2%)
    1,000    CVS Corp., Notes                                            3.88         11/01/2007              983
                                                                                                         --------
             FOOD RETAIL (0.3%)
    1,000    Kroger Co., Notes                                           8.05          2/01/2010            1,077
                                                                                                         --------
             PACKAGED FOODS & MEAT (0.4%)
             Kraft Foods, Inc.,
    1,000       Notes                                                    4.00         10/01/2008              977
    1,000       Notes                                                    4.13         11/12/2009              971
                                                                                                         --------
                                                                                                            1,948
                                                                                                         --------
             Total Consumer Staples                                                                         4,008
                                                                                                         --------
             ENERGY (2.7%)
             -------------
             INTEGRATED OIL & GAS (0.4%)
    1,425    Louisiana Land and Exploration Co., Debentures              7.63          4/15/2013            1,593
                                                                                                         --------
             OIL & GAS EQUIPMENT & SERVICES (0.9%)
    3,000    Cooper Cameron Corp., Senior Notes                          2.65          4/15/2007            2,961
    1,000    Seacor Holdings, Inc., Senior Notes                         7.20          9/15/2009            1,022
                                                                                                         --------
                                                                                                            3,983
                                                                                                         --------
             OIL & GAS EXPLORATION & PRODUCTION (0.9%)
    2,000    Ocean Energy, Inc., Senior Notes                            4.38         10/01/2007            1,981
    2,000    Southwestern Energy Co., MTN                                7.63          5/01/2027(c)         2,090
                                                                                                         --------
                                                                                                            4,071
                                                                                                         --------
             OIL & GAS REFINING & MARKETING (0.5%)
    2,140    Premcor Refining Group, Inc., Senior Notes                  9.25          2/01/2010            2,258
                                                                                                         --------
             Total Energy                                                                                  11,905
                                                                                                         --------

2

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                              COUPON                               VALUE
    (000)    SECURITY                                                    RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
             FINANCIALS (20.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.7%)
  $ 3,000    Mellon Funding Corp., Senior Notes                          4.88%         6/15/2007         $  2,993
                                                                                                         --------
             CONSUMER FINANCE (1.7%)
    2,000    Ford Motor Credit Co., Global Notes                         6.50          1/25/2007            1,998
    3,000    Household Finance Corp., Notes                              5.75          1/30/2007            3,003
    3,000    SLM Corp., MTN, CPI Floating Rate Notes                     5.52(a)       6/01/2009            2,871
                                                                                                         --------
                                                                                                            7,872
                                                                                                         --------
             DIVERSIFIED BANKS (0.9%)
    2,170    First Tennessee Bank, N.A., Subordinated Notes              4.63          5/15/2013            2,065
    1,000    Key Bank, N.A., MTN                                         5.00          7/17/2007              996
    1,091    U.S. Central Credit Union, Senior Notes                     2.70          9/30/2009            1,041
                                                                                                         --------
                                                                                                            4,102
                                                                                                         --------
             LIFE & HEALTH INSURANCE (2.7%)
    3,000    John Hancock Global Funding II, Notes(d)                    5.50         12/31/2007            2,998
             Metropolitan Life Global Funding I,
    3,000       Notes(b)                                                 4.75          6/20/2007            2,989
    2,000       Notes(b)                                                 5.75          7/25/2011            2,048
    2,000    Phoenix Companies, Inc., Senior Notes                       6.68          2/16/2008            2,009
    2,000    Principal Financial Group, MTN                              5.15          9/30/2011            1,999
                                                                                                         --------
                                                                                                           12,043
                                                                                                         --------
             MULTI-LINE INSURANCE (0.9%)
    2,000    American General Finance Corp., MTN                         5.53(a)       8/16/2007            2,003
    2,000    ING Capital Funding Trust III, Guaranteed Bonds             8.44         12/29/2049(e)         2,225
                                                                                                         --------
                                                                                                            4,228
                                                                                                         --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.1%)
    3,000    Citigroup, Inc., Global Notes                               4.25          7/29/2009            2,941
    2,000    MBNA Corp., MTN                                             5.63         11/30/2007            2,006
                                                                                                         --------
                                                                                                            4,947
                                                                                                         --------
             PROPERTY & CASUALTY INSURANCE (3.9%)
    5,000    Berkshire Hathaway Finance Corp., Senior Notes              4.20         12/15/2010            4,848
    1,000    Chubb Corp., Senior Notes                                   3.95          4/01/2008              982
    3,000    CNA Financial Corp., Notes(d)                               6.75         11/15/2006            3,001
    2,609    Kern River Funding Corp., Guaranteed Senior Notes(b)        6.68          7/31/2016            2,742
      500    Liberty Mutual Insurance Co., Notes(b)                      8.20          5/04/2007              504
             Markel Corp.,
    1,340       Notes                                                    7.20          8/15/2007            1,354
    2,000       Senior Notes                                             7.00          5/15/2008            2,039
    2,000    St. Paul Travelers Companies, Inc., Senior Notes            5.01          8/16/2007            1,990
                                                                                                         --------
                                                                                                           17,460
                                                                                                         --------
             REGIONAL BANKS (2.6%)
    1,000    Greenpoint Financial Corp., Senior Notes                    3.20          6/06/2008              966
    1,000    Marshall & Ilsley Bank, Senior Notes                        4.13          9/04/2007              991
    3,000    Popular North America, Inc. MTN, Series F                   5.20         12/12/2007            2,989
    2,000    Susquehanna Bancshares, Inc., Subordinated Notes            4.75          5/01/2014            1,955
    5,000    Webster Bank, N.A., CD                                      5.40         12/13/2006            5,001
                                                                                                         --------
                                                                                                           11,902
                                                                                                         --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                              COUPON                               VALUE
    (000)    SECURITY                                                    RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
             REITs - INDUSTRIAL (0.2%)
  $ 1,000    ProLogis, Senior Notes                                      5.50%         4/01/2012         $  1,002
                                                                                                         --------
             REITs - OFFICE (0.7%)
    2,000    Duke Realty Ltd., Senior Notes                              5.63          8/15/2011            2,019
    1,000    Mack-Cali Realty, LP, Notes                                 5.25          1/15/2012              989
                                                                                                         --------
                                                                                                            3,008
                                                                                                         --------
             REITs - RESIDENTIAL (0.2%)
    1,000    AvalonBay Communities, Inc., MTN                            5.50          1/15/2012            1,010
                                                                                                         --------
             REITs - RETAIL (0.4%)
    2,000    Simon Property Group, LP, Notes                             5.60          9/01/2011            2,024
                                                                                                         --------
             REITs - SPECIALIZED (0.5%)
    1,000    Health Care Property Investors, Inc., Notes                 5.95          9/15/2011            1,013
    1,000    Nationwide Health Properties, Inc., MTN                     6.90         10/01/2037(c)         1,052
                                                                                                         --------
                                                                                                            2,065
                                                                                                         --------
             SPECIALIZED FINANCE (0.9%)
             CIT Group, Inc.,
    2,000       Global Notes                                             7.38          4/02/2007            2,017
    2,000       Senior Notes                                             5.64(a)      11/23/2007            2,006
                                                                                                         --------
                                                                                                            4,023
                                                                                                         --------
             THRIFTS & MORTGAGE FINANCE (2.8%)
    3,000    Countrywide Financial Corp., MTN                            5.53(a)       4/11/2007            3,002
    1,500    Golden West Financial Corp., Senior Notes                   4.13          8/15/2007            1,485
    2,255    Independence Community Bank Corp., Subordinated Notes       3.75          4/01/2014(e)         2,174
    2,000    Roslyn Bancorp, Inc., Senior Notes                          7.50         12/01/2008            2,078
    2,000    Sovereign Bank Federal Savings Bank, CD                     4.00          2/01/2008            1,967
    2,000    World Savings Bank Federal Savings Bank, Notes              4.13         12/15/2009            1,945
                                                                                                         --------
                                                                                                           12,651
                                                                                                         --------
             Total Financials                                                                              91,330
                                                                                                         --------
             HEALTH CARE (0.4%)
             ------------------
             MANAGED HEALTH CARE (0.4%)
    2,000    UnitedHealth Group, Inc., Notes                             3.38          8/15/2007            1,970
                                                                                                         --------
             INDUSTRIALS (3.1%)
             ------------------
             BUILDING PRODUCTS (0.2%)
    1,000    CRH America, Inc., Notes                                    5.63          9/30/2011            1,006
                                                                                                         --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
    3,000    John Deere Capital Corp., MTN, Series 2005D                 5.52(a)       6/10/2008            3,007
                                                                                                         --------
             INDUSTRIAL CONGLOMERATES (2.2%)
    5,000    General Electric Capital Corp., MTN                         4.13          9/01/2009            4,884
    2,000    Siemens Finance, Notes(b)                                   5.50          2/16/2012            2,030
    3,000    Tyco International Group, COP, Notes(b)                     4.44          6/15/2007            2,980
                                                                                                         --------
                                                                                                            9,894
                                                                                                         --------
             Total Industrials                                                                             13,907
                                                                                                         --------

4

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                              COUPON                               VALUE
    (000)    SECURITY                                                    RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.5%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.5%)
  $ 2,000    US Unwired, Inc., Secured Notes                            10.00%         6/15/2012(f)      $  2,210
                                                                                                         --------
             UTILITIES (9.8%)
             ----------------
             ELECTRIC UTILITIES (6.6%)
             Alabama Power Co.,
    2,000       Senior Notes                                             3.50         11/15/2007            1,965
    2,000       Senior Notes                                             5.59(a)       8/25/2009            2,008
    1,738    Cedar Brakes II, LLC, Senior Notes, Series C(b)             9.88          9/01/2013            1,943
    2,000    Cincinnati Gas & Electric Co., Debentures                   5.70          9/15/2012            2,025
    2,000    Entergy Gulf States, Inc., First Mortgage Bonds             6.00         12/01/2012            2,001
    1,000    Entergy Louisiana, Inc., First Mortgage Bonds               5.83         11/01/2010            1,003
    2,000    FPL Group Capital, Inc., Debentures                         5.63          9/01/2011            2,030
    2,000    Midamerican Energy Holdings Co., Senior Notes               4.63         10/01/2007            1,988
    2,000    New York State Electric & Gas Corp., Notes                  4.38         11/15/2007            1,979
    2,000    Northern States Power Co., First Mortgage Bond, Series B    8.00          8/28/2012            2,270
    2,222    Oglethorpe Power Corp., Senior Secured Facility Bonds       6.97          6/30/2011            2,262
    2,494    Power Contract Financing, Senior Notes(b)                   6.26          2/01/2010            2,514
    1,800    Public Service Electric & Gas Co.,
                First Mortgage Bonds (INS)                               6.38          5/01/2008            1,830
    2,000    Texas-New Mexico Power Co., Notes                           6.13          6/01/2008            2,013
    2,000    TIERS Corp., Bond-Backed Certificates(b)                    6.50         10/01/2007            2,014
                                                                                                         --------
                                                                                                           29,845
                                                                                                         --------
             GAS UTILITIES (2.3%)
    2,000    AGL Capital Corp., Senior Notes                             7.13          1/14/2011            2,131
    2,000    Energy Transfer Partners, LP, Senior Notes                  5.65          8/01/2012            2,006
    2,000    Kinder Morgan Energy Partners, LP, Notes                    6.75          3/15/2011            2,092
    1,000    ONEOK Partners, LP, Senior Notes                            5.90          4/01/2012            1,016
    3,000    Texas Eastern Transmission, LP, Senior Notes                5.25          7/15/2007            2,989
                                                                                                         --------
                                                                                                           10,234
                                                                                                         --------
             MULTI-UTILITIES (0.9%)
    1,000    Dominion Resources, Inc., Senior Notes                      4.13          2/15/2008              985
    2,000    Nisource Finance Corp., Guaranteed Notes                    7.88         11/15/2010            2,164
    1,000    Teco Energy, Inc., Notes                                    6.13          5/01/2007            1,005
                                                                                                         --------
                                                                                                            4,154
                                                                                                         --------
             Total Utilities                                                                               44,233
                                                                                                         --------
             Total Corporate Obligations (cost: $179,826)                                                 179,551
                                                                                                         --------
             EURODOLLAR AND YANKEE OBLIGATIONS (3.5%)(g)

             ENERGY (1.7%)
             -------------
             INTEGRATED OIL & GAS (1.5%)
             PEMEX Finance Ltd.,
      750       Notes                                                    8.02          5/15/2007              753
    5,582       Notes                                                    9.03          2/15/2011            5,992
                                                                                                         --------
                                                                                                            6,745
                                                                                                         --------
             OIL & GAS DRILLING (0.2%)
      822    Delek & Avner-Yam Tethys Ltd., Secured Notes(b)             6.59(a)       8/01/2013              820
                                                                                                         --------
             Total Energy                                                                                   7,565
                                                                                                         --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                              COUPON                               VALUE
    (000)    SECURITY                                                    RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
             FINANCIALS (1.1%)
             -----------------
             DIVERSIFIED BANKS (0.5%)
  $ 2,000    Landsbanki Islands hf, Notes(b)                             6.10%         8/25/2011         $  2,042
                                                                                                         --------
             REGIONAL BANKS (0.6%)
    2,000    Glitnir Banki hf, Senior Notes(b)                           4.75         10/15/2010            1,952
    1,000    Kaupthing Bank hf, MTN(b)                                   5.75         10/04/2011            1,001
                                                                                                         --------
                                                                                                            2,953
                                                                                                         --------
             Total Financials                                                                               4,995
                                                                                                         --------
             MATERIALS (0.5%)
             ----------------
             FOREST PRODUCTS (0.5%)
    2,000    Nexfor, Inc., Debentures(d)                                 8.13          3/20/2008            2,057
                                                                                                         --------
             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
    1,000    Eastern Energy Ltd., Senior Notes(b)                        6.75         12/01/2006            1,001
                                                                                                         --------
             Total Eurodollar and Yankee Obligations
                (cost: $15,534)                                                                            15,618
                                                                                                         --------
             ASSET-BACKED SECURITIES (13.3%)(h)

             FINANCIALS (11.7%)
             ------------------
             ASSET-BACKED FINANCING (11.7%)
      841    Aerco Ltd., Series 2A, Class A4(b)                          5.84(a)       7/15/2025              818
    1,000    AESOP Funding II, LLC, Series 2004-2A, Class A1(b)          2.76          4/20/2008              993
      667    Airport Airplanes, Pass-Through Certificates,
                Series 1R, Class A8, EETC                                5.70(a)       3/15/2019              634
    8,000    ARG Funding Corp., Series 2005-1A, Class A3(b)              4.29          4/20/2011            7,806
             Aviation Capital Group Trust, Notes,
      460       Series 2000-1A, Class A2(b)                              5.80(a)      11/15/2025              458
    4,094       Series 2003-2A, Class G1 (INS)(b)                        6.02(a)       9/20/2033            4,138
    5,000    Bank One Issuance Trust, Notes, Series 2003, Class C1       4.54          9/15/2010            4,952
    3,640    Capital One Multi-asset Execution Trust, Notes,
                Series 2004, Class B5                                    3.70          5/17/2010            3,597
      231    Capital One Prime Auto Receivables Trust, Notes,
                Series 2005-1, Class A2                                  4.24         11/15/2007              231
      581    Chase Manhattan Auto Owner Trust, Notes,
                Series 2005-A, Class A2                                  3.72         12/15/2007              580
    2,000    Citibank Credit Card Issuance Trust,
                Series 2005-C5, Class C5                                 4.95         10/25/2010            1,988
             Diversified REIT, Notes,
    1,595       Series 1999-1A, Class A2(b),(d)                          6.78          3/18/2011            1,632
    3,000       Series 1999-1A, Class B(b),(d)                           6.78          3/18/2011            3,089
    1,000       Series 2000-1, Class B(b),(d)                            6.97          3/08/2010            1,034
      906    Ford Credit Auto Owner Trust, Notes,
                Series 2005-C, Class A2                                  4.24          3/15/2008              905
    4,000    Global Signal Trust III, Commercial Mortgage
                Pass-Through Certificates, Series 2006-1,
                Class A1FX(b)                                            5.36          2/15/2036            4,013
    3,000    Honda Auto Receivables Owner Trust Certificates,
                Series 2005-6, Class A3                                  4.85         10/19/2009            2,991
      947    HSBC Automotive Trust, Series 2005-3, Class A2              4.70          1/17/2009              946
             Long Beach Acceptance Auto Receivables Trust, Notes,
      192       Series 2005-A, Class A2                                  3.82         12/15/2008              192
    1,185       Series 2005-B, Class A2                                  4.33          6/15/2009            1,183
    5,530    MBNA America Bank, N.A., Series 2002-B1, Class B1           5.15          7/15/2009            5,529
    1,395    Nissan Auto Receivables Owner Trust,
                Series 2005-C, Class A2                                  4.14          1/15/2008            1,392
    3,000    Rental Car Finance Corp., Series 2004-1A,
                Class A (INS)(b)                                         5.52(a)       6/25/2009            3,005
      480    Wells Fargo Financial Auto Owner Trust, Notes,
                Series 2005-A, Class A2                                  3.86          8/15/2008              480
                                                                                                         --------
             Total Financials                                                                              52,586
                                                                                                         --------

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                              COUPON                               VALUE
    (000)    SECURITY                                                    RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
             INDUSTRIALS (1.6%)
             ------------------
             AIRLINES (1.6%)
   $  756    America West Airlines, Inc., Pass-Through Certificates,
                Series 1996-1, Class A, EETC                             6.85%         7/02/2009         $    756
    1,628    American Airlines, Pass-Through Certificates,
                Series 2002-1, Class G, EETC (INS)                       6.01(a)       9/23/2007            1,630
    5,000    Southwest Airlines Co., Pass-Through Certificates,
                Series 2001-1, Class A-2, EETC(d)                        5.50         11/01/2006            5,002
                                                                                                         --------
             Total Industrials                                                                              7,388
                                                                                                         --------
             Total Asset-Backed Securities (cost: $59,991)                                                 59,974
                                                                                                         --------
             COMMERCIAL MORTGAGE SECURITIES (25.3%)(h)

             FINANCIALS (24.6%)
             ------------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (23.6%)
             Asset Securitization Corp.,
    1,285       Series 1997-D4, Class A1D                                7.49          4/14/2029            1,292
    3,000       Series 1997-MD7, Class A2                                7.56(a)       1/13/2030            3,012
             Chase Commercial Mortgage Securities Corp.,
                Pass-Through Certificates,
    1,222       Series 2000-3, Class A1                                  7.09         10/15/2032            1,234
    3,000       Series 2000-3, Class A2                                  7.32         10/15/2032            3,199
             Commercial Mortgage Trust, Pass-Through
                Certificates,
    2,000       Series 2004-LB4A, Class A4                               4.58         10/15/2037            1,939
    2,997       Series 2004-RS1, Class A(b)                              4.02          3/03/2041            2,868
    1,000       Series 2005- LP5, Class GMB1(b)                          5.15          5/10/2043              992
             Credit Suisse First Boston Mortgage
                Securities Corp.,
       41       Series 2001-CK1, Class A1                                5.90         12/16/2035               41
    2,000       Series 2002-CP5, Class F(b)                              5.78         12/15/2035            2,042
             G-Force, LLC, Pass-Through Certificates,
    2,403       Series 2005-RR2, Class A-1(b)                            4.95         12/25/2039            2,385
      873       Series 2005-RRA, Class A-1(b)                            4.39          8/22/2036              840
      918    GE Commercial Mortgage Corp.,
                Series 2003-C2, Class A1                                 2.78          7/10/2037              897
       13    GGP Mall Properties Trust,
                Series 2001, Class D-2(b)                                5.89         11/15/2011               13
    5,000    GMAC Commercial Mortgage Security, Inc.,
                Pass-Through Certificates,
                Series 1999-C2, Class E                                  7.50          9/15/2033            5,365
             GS Mortgage Securities Corp. II,
    4,219       Commercial Certificates,
                Series 2001-LIBA, Class A-1(b)                           6.21          2/14/2016            4,323
    2,000       Series 2003-C1, Class A2B                                4.30          1/10/2040            1,938
             J.P. Morgan Chase Commercial Mortgage Securities Corp.,
    3,529       Series 2001-CIB2, Class A2                               6.24          4/15/2035            3,592
    4,000       Series 2006-CB15, Class ASB                              5.79          6/12/2043            4,117
    3,000       Series 2006-CB16, Class ASB                              5.52          5/12/2045            3,046
    2,000       Series 2006-LDP6, Class A-SB                             5.49          4/15/2043            2,026
    2,000       Series 2006-LDP7, Class ASB                              6.07          4/15/2045            2,078
    3,000       Series 2006-LDP8, Class A-SB                             5.37          5/15/2045            3,014
      113    LB Commercial Conduit Mortgage Trust,
                Series 1999-C1, Class A1                                 6.41          6/15/2031              113
             LB-UBS Commercial Mortgage Trust,
    3,401       Series 2001-C2, Class A1                                 6.27          6/15/2020            3,448
    2,000       Series 2001-WM, Class D(b)                               6.83          7/14/2016            2,132
    2,765    Mach One Trust, Series 2004-1A, Class A1(b)                 3.89          5/28/2040            2,681
    2,756    Merrill Lynch Mortgage Investors, Inc.,
                Series 1999-C1, Class A2                                 7.56         11/15/2031(f)         2,888
    3,000    Merrill Lynch-Countrywide Commercial Mortgage Trust,
                Series 2006-3, Class ASB                                 5.38          7/12/2046            3,019

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                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                              COUPON                               VALUE
    (000)    SECURITY                                                    RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
             Morgan Stanley Dean Witter Capital I, Inc.,
  $ 1,472       Series 1997-XL1, Class A3                                6.95%        10/03/2030         $  1,483
    2,000       Series 1997-XL1, Class D                                 7.00(a)      10/03/2030            2,029
      134       Series 1998-XL1, Class A2                                6.45          6/03/2030              134
    1,590       Series 2000-PRIN, Class A3                               7.36          2/23/2034            1,618
    4,999       Series 2005-RR6, Class A1(b)                             4.97          5/24/2043            4,912
      900       Series 2005-RR6, Class A2FX(b)                           5.13          5/24/2043              883
             Nationslink Funding Corp.,
                Pass-Through Certificates,
    3,050       Series 1999-1, Class A2                                  6.32          1/20/2031            3,102
    3,300       Series 1999-1, Class F(b)                                7.10          1/20/2031            3,412
             Salomon Brothers Mortgage Securities VII, Inc.,
    2,812       Series 2000-C2, Class A2                                 7.46          7/18/2033            2,981
    3,407       Series 2000-C3, Class A1                                 6.34         12/18/2033            3,425
    3,576       Series 2002-KEY2, Class A2                               4.47          3/18/2036            3,506
    2,000    SBA Trust, Series 2006-1A, Class B(b),(i),(j)               5.45         11/15/2036            2,000
             Structured Asset Securities Corp.,
    4,340       Series 1997-LLI, Class B                                 6.95         10/12/2034            4,364
    3,000       Series 1997-LLI, Class D                                 7.15         10/12/2034            3,197
             Trizechahn Office Properties Trust,
    1,029       Series 2001-TZHA, Class A2(b)                            6.09          5/15/2016            1,049
    1,422       Series 2001-TZHA, Class D3(b)                            6.94          3/15/2013            1,451
    2,000    Wachovia Bank Commercial Mortgage Trust, Notes,
                Series 2005-C21, Class APB                               5.33(a)      10/15/2044            1,996
                                                                                                         --------
                                                                                                          106,076
                                                                                                         --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                SECURITIES (1.0%)(k)
    9,250    Bear Stearns Commercial Mortgage Securities, Inc.,
                Series 2004-ESA, Class X1 (acquired 6/17/2004;
                cost $538)(b),(l)                                        1.83          5/14/2016              427
             Credit Suisse First Boston Mortgage Securities Corp.,
   11,124       Series 2003-C3, Class ASP (acquired 6/17/2003
                and 8/04/2005; cost $981)(b),(l)                         1.77          5/15/2038              500
   60,403       Series 2004-C1, Class ASP (acquired 2/26/2004
                and 8/30/2004; cost $2,703)(b),(l)                       0.88          1/15/2037            1,689
   46,199    First Union National Bank Commercial Mortgage Trust,
                Certificates, Series 2002 C-1, Class IOII
                (acquired 6/06/2006; cost $1,208)(b),(l)                 1.20          2/12/2034            1,066
    7,710    Greenwich Capital Commercial Funding Corp.,
                Series 2002-C1, Class XP (acquired 7/17/2003;
                cost $813)(b),(l)                                        1.93          1/11/2035              481
   13,107    LB-UBS Commercial Mortgage Trust, Series 2003-C3,
                Class XCP (acquired 5/20/2003; cost $826)(b),(l)         1.23          2/15/2037              372
                                                                                                         --------
                                                                                                            4,535
                                                                                                         --------
             Total Financials                                                                             110,611
                                                                                                         --------
             MUNICIPAL BONDS (0.7%)
             ----------------------
             ESCROWED BONDS (0.7%)
    3,000    GS Mortgage Securities Corp. II,
                Series 2001-ROCK, Class B(b)                             6.77          5/03/2018            3,210
                                                                                                         --------
             Total Commercial Mortgage Securities (cost: $113,075)                                        113,821
                                                                                                         --------
             U.S. GOVERNMENT AGENCY ISSUES (6.5%)(m)

             DEBENTURES (0.9%)
    4,000    Fannie Mae, CPI Floating Rate Notes(+)                      5.29(a)       2/17/2009            3,864
                                                                                                         --------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED
                SECURITIES (0.2%)(k)
   36,811    Government National Mortgage Assn.,
                Series 2003-59, Class XB                                 2.15          7/16/2010            1,026
                                                                                                         --------

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                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                              COUPON                               VALUE
    (000)    SECURITY                                                    RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
             MORTGAGE-BACKED PASS-THROUGH SECURITIES (5.4%)
  $ 9,569    Fannie Mae, Pool 891244(+)                                  5.50%        12/01/2020         $  9,585
             Freddie Mac(+),
    4,930       Pool B18333                                              5.00          5/01/2020            4,856
    2,782       Pool B19905                                              5.00          9/01/2020            2,739
    2,401       Pool J02581                                              5.50         11/01/2018            2,410
    4,728       Pool J01619                                              5.50          4/01/2021            4,733
                                                                                                         --------
                                                                                                           24,323
                                                                                                         --------
             Total U.S. Government Agency Issues (cost: $29,354)                                           29,213
                                                                                                         --------
             MUNICIPAL BONDS (8.1%)

             AIRPORT/PORT (2.4%)
    3,000    Chicago, IL, O'Hare International Airport RB,
                Series 2004E (INS)                                       3.88          1/01/2008            2,949
    2,745    College Park Georgia RB, Series A (INS)                     5.66          1/01/2012            2,826
    5,125    New York and New Jersey Port Auth., Consolidated Notes,
                Series 2004XX(d)                                         3.30          9/15/2007            5,040
                                                                                                         --------
                                                                                                           10,815
                                                                                                         --------
             APPROPRIATED DEBT (0.7%)
    3,000    Hudson County, NJ, Improvement Auth. RB,
                Series 2005 (LOC - North Fork Bank)                      4.25          6/15/2019(c)         2,975
                                                                                                         --------
             ELECTRIC/GAS UTILITIES (0.8%)
    1,750    Energy Northwest Columbia Generating
                Station Electric, WA, RB, Series 2006-B                  5.23          7/01/2011            1,763
    1,510    Pedernales Electric Cooperative, Inc., TX,
                First Mortgage Bond, Series 2002A (INS)(b)               4.09         11/15/2012            1,457
      465    Texas Municipal Gas Corp., Notes (INS)(b)                   2.60          7/01/2007              461
                                                                                                         --------
                                                                                                            3,681
                                                                                                         --------
             HOSPITAL (0.2%)
    1,000    Medical Univ., SC, Hospital Facilities Auth. RB,
                Series 2004B (INS)                                       3.92          2/15/2009              975
                                                                                                         --------
             NURSING/CCRC (1.3%)
    3,500    Martin Luther King Foundation, Inc., FL, SAVRS,
                Notes, Series 1998 (INS)(n)                              5.70(a)      12/01/2028            3,500
    2,200    Yellowwood Acres, Inc., IN, SAVRS, Series 1998 (INS)(n)     5.70(a)      12/01/2028            2,200
                                                                                                         --------
                                                                                                            5,700
                                                                                                         --------
             SALES TAX (0.5%)
    2,500    Sales Tax Asset Receivables Co., NY, RB, Series 2004B       3.29         10/15/2007            2,456
                                                                                                         --------
             SINGLE FAMILY HOUSING (0.7%)
    3,000    Montgomery County, MD, Housing Opportunities
                Commission Development Bonds, Series 2006A               5.23          1/01/2009            3,003
                                                                                                         --------
             SPECIAL ASSESSMENT/TAX/FEE (1.3%)
    1,000    City and County of San Francisco Redevelopment
                Financing Auth. RB, Series 2006A (INS)                   5.62          8/01/2016            1,019
    1,000    New York State Environmental Facilities Corp. RB,
                Series 2004B (INS)                                       4.02         12/15/2009              972
             New York State Housing Finance Agency
                Personal Income Tax RB,
    3,000       Series 2006B                                             5.17          9/15/2009            3,010
    1,000       Series 2006B                                             5.19          9/15/2011            1,008
                                                                                                         --------
                                                                                                            6,009
                                                                                                         --------
             TOLL ROADS (0.2%)
    1,000    New Jersey Turnpike Auth. RB, Series 2003B (INS)            2.84          1/01/2008              974
                                                                                                         --------
             Total Municipal Bonds (cost: $36,785)                                                         36,588
                                                                                                         --------

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                   of INVESTMENTS
                   (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                              COUPON                               VALUE
    (000)    SECURITY                                                    RATE           MATURITY            (000)
-----------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (3.0%)

             VARIABLE-RATE DEMAND NOTES (2.0%)(o)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             HOME FURNISHINGS (0.4%)
  $ 1,835    Caddo Parrish, LA, IDB, IDRB,
                Series 2004 (LOC - Capital One, N.A.)                    6.02%         7/01/2024         $  1,835
                                                                                                         --------
             FINANCIALS (0.2%)
             -----------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2%)
      720    Wryneck Ltd., Notes, Series 2000 (LOC - Sky Bank)           6.32          1/01/2020              720
                                                                                                         --------
             HEALTH CARE (0.6%)
             ------------------
             HEALTH CARE FACILITIES (0.6%)
    2,915    Louisiana Public Facilities Auth., RB,
                Series 2002D (LOC - Capital One, N.A.)                   6.00          7/01/2028            2,915
                                                                                                         --------
             INDUSTRIALS (0.1%)
             ------------------
             INDUSTRIAL MACHINERY (0.1%)
      525    Florence, AL, IDB, RB, Series 1999B (LOC - La Salle
                National Bank, N.A.)                                     5.58         11/01/2008              525
                                                                                                         --------
             MUNICIPAL BONDS (0.1%)
             ----------------------
             BUILDINGS (0.1%)
      500    Precision Aggregate I, LLC, Notes,
                Series 2000 (LOC - Sky Bank)                             6.57          8/03/2015              500
                                                                                                         --------
             UTILITIES (0.6%)
             ----------------
             MULTI-UTILITIES (0.6%)
    2,630    Sempra Energy ESOP, Series 1999A(b)                         5.95         11/01/2014            2,630
                                                                                                         --------
             Total Variable-Rate Demand Notes                                                               9,125
                                                                                                         --------
NUMBER OF
   SHARES
---------
             MONEY MARKET FUNDS (1.0%)
4,529,272    SSgA Prime Money Market Fund, 5.19%(p)                                                         4,529
                                                                                                         --------
             Total Money Market Instruments (cost: $13,654)                                                13,654
                                                                                                         --------

             TOTAL INVESTMENTS (COST: $448,219)                                                          $448,419
                                                                                                         ========

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USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Short-Term Bond Fund (the Fund), which is classified as diversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

            1. Debt securities are valued each business day by a pricing service
               (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

            2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

            3. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

            4. Futures contracts are valued at the last quoted sales price.

            5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

               Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of October 31, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2006, were $2,632,000 and $2,432,000 respectively, resulting in net unrealized appreciation of $200,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $450,514,000 at October 31, 2006, and, in total, may not equal 100%.

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           (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

SPECIFIC NOTES
--------------------------------------------------------------------------------

        (a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2006.

        (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.

        (c) Put bond - provides the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

        (d) At October 31, 2006, portions of these securities were segregated to cover delayed-delivery and when-issued purchases.

        (e) Callable security expected to be called prior to maturity due to a scheduled change from a fixed to a floating interest rate, which is likely to be uneconomical to the issuer.

        (f) Callable/putable bond - provides the option for the underwriter to call the bond at face value from the investor on a specified date prior to the bond's maturity. If the underwriter does not exercise the call option, the investor is obligated under the put feature to sell the bond back to the issuer at face value on that specified date. The date shown is the final maturity date, but an earlier date is used in the dollar-weighted portfolio average maturity calculation as a result of the security's call/put feature.

        (g) Eurodollar and Yankee obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions (Eurodollar obligations) as well as dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets (Yankee obligations).

        (h) The weighted average life of mortgage and asset-backed securities is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal prepayments.

        (i) Delayed-delivery or when-issued security - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. At October 31, 2006, the aggregate market value of securities purchased on a delayed-delivery basis was $2,000,000, all of which were when-issued securities.

        (j) Security was fair valued at October 31, 2006, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.

        (k) Interest-only commercial mortgage-backed securities (IO CMBSs) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The interest rate disclosed is the

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           to Portfolio of INVESTMENTS
           (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

            purchase yield, which reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. IO CMBSs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. IO CMBSs are subject to recessionary default-related prepayments that may have a negative impact on yield.

        (l) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2006, was $4,535,000, which represented 1.0% of the Fund's net assets.

        (m) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises (GSEs) indicated with "+" are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

        (n) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.

        (o) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

        (p) Rate represents the money market fund annualized seven-day yield at October 31, 2006.

PORTFOLIO DESCRIPTION ABBREVIATIONS
--------------------------------------------------------------------------------

            CD      Certificate of Deposit
            COP     Certificate of Participation
            CPI     Consumer Price Index
            EETC    Enhanced Equipment Trust Certificate
            ESOP    Employee Stock Ownership Plan
            IDB     Industrial Development Board
            IDRB    Industrial Development Revenue Bond
            MTN     Medium-Term Note
            RB      Revenue Bond
            REIT    Real Estate Investment Trust
            SAVRS   Select Auction Variable Rate Securities

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           (continued)

USAA SHORT-TERM BOND FUND
OCTOBER 31, 2006 (UNAUDITED)

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance, Inc., or MBIA Insurance Corp.

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

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                 USAA         ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48444-1206                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    12-28-2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    12-28-2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         --------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    12-28-2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.